PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.2%
	COMMON STOCK - 0.0%† of Net Assets
	Auto Components - 0.0%†
89	Lear Corp.	$9,706
	Total Auto Components	$9,706
	TOTAL COMMON STOCK
	(Cost $10,396)	$9,706
	CONVERTIBLE PREFERRED STOCKS - 1.2% of Net Assets
	Banks - 1.2%
529(a)	Bank of America Corp., 7.25%	$787,152
1,048(a)	Wells Fargo & Co., 7.5%	1,406,468
	Total Banks	$2,193,620
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $2,136,481)	$2,193,620
Principal Amount USD ($)
	ASSET BACKED SECURITIES - 11.0% of Net Assets
250,000(b)	522 Funding CLO I, Ltd., Series 2019-5A, Class D, 4.475% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)	$243,093
393,600(c)	Ajax Mortgage Loan Trust, Series 2020-B, Class A1, 1.698%, 5/25/59 (144A)	394,102
500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	516,315
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	102,215
200,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	202,536
100,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	100,892
250,000(b)	Battalion CLO XV, Ltd., Series 2020-15A, Class D, 3.523% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)	237,618
100,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	101,395
250,000(b)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.295% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	236,769
250,000(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.275% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	242,497
400,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	412,152
160,000	Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	158,201
300,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	304,428
100,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	101,868
350,000	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	349,858
297,750	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	316,487
250,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	256,941
70,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	71,983
50,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	52,028
150,000	Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)	149,951
25,117(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	25,712
95,218	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	96,882
380,005	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	397,686
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	253,421
250,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	258,426
220,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	221,145
250,000(b)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.122% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	250,091
104,436(b)	Home Partners of America Trust, Series 2018-1, Class A, 1.051% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	104,240
95,659	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	96,985
19,187	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	12,332
100,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.401% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	100,062
160,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 1.602% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	159,701
240,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class D, 1.801% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	240,000
540,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.151% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	540,359
18,436	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	19,341
237,306	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	273,404
500,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	493,885
250,000(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.525% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	243,684
150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	150,528
479,277(d)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	512,341
127,015	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	134,315
145,189	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	150,808
106,582(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.148% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	104,220
300,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	303,453
20,997(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 0.823% (1 Month USD LIBOR + 68 bps), 1/25/36	20,980
130,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	132,627
100,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	100,581
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
130,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)	$130,579
350,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	358,991
100,000	Progress Residential Trust, Series 2018-SFR2, Class D, 4.338%, 8/17/35 (144A)	102,280
110,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	112,788
190,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	195,370
300,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	308,855
300,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	304,987
18,052	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	18,102
315,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	317,793
200,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	205,504
200,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	188,618
250,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.385% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	242,611
350,000	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	351,256
97,292	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	98,838
250,000(b)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 3.464% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	244,830
250,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.628%, 11/25/60 (144A)	250,028
70,308(d)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	70,777
300,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 3.945%, 4/25/55 (144A)	321,413
300,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.035%, 2/25/55 (144A)	323,627
300,000(d)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.499%, 8/25/55 (144A)	311,060
225,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.111%, 4/25/56 (144A)	240,508
300,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.935%, 7/25/56 (144A)	321,152
325,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	355,793
640,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	671,566
500,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	535,647
780,000(d)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	835,051
325,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	346,275
350,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	359,519
133,459(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	134,782
850,000(d)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	928,863
400,000(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class M2, 2.048% (1 Month USD LIBOR + 190 bps), 5/25/58 (144A)	374,796
153,887(d)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	153,931
310,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	326,211
100,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	101,297
8,508	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	8,528
157,281	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	146,769
109,377	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	107,797
140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	144,873
32,978	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	32,260
	TOTAL ASSET BACKED SECURITIES
	(Cost $19,983,826)	$20,532,463
	COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5% of Net Assets
100,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	$106,495
100,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	103,593
230,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	237,871
306,099(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A, 3.5%, 6/28/57 (144A)	316,409
155,406(b)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 0.688% (1 Month USD LIBOR + 54 bps), 8/25/35	156,062
67,206(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.748% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	66,544
19,861(b)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 1.498% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	19,843
275,589(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.998% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	273,622
180,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.898% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	173,358
150,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.898% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	149,824
150,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.848% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	139,544
450,000(d)	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.0%, 5/26/59 (144A)	475,492
100,000(d)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2, 2.6%, 2/25/55 (144A)	103,069
100,000(d)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	103,016
300,259(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	317,669
263,322(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.598% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	261,673
100,046(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.448% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	99,482
87,891(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.298% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	87,543
303,115(b)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.248% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	300,655
341,847(b)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.248% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	339,970
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
120,000(b)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.148% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	$116,896
160,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	148,780
200,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	190,090
182,411(d)	CSMC Trust, Series 2013-IVR3, Class B4, 3.397%, 5/25/43 (144A)	179,820
500,000	CSMC Trust, Series 2020-RPL4, Class A1, 2.0%, 1/25/60 (144A)	516,040
51,151(d)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	51,760
50,998(d)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	51,310
65,384(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.875% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	65,249
228,595(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.948% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	227,088
123,270(d)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	129,401
164,789(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 4.598% (1 Month USD LIBOR + 445 bps), 1/25/29	170,002
26,285	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35	30,890
348,011(b)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.398% (1 Month USD LIBOR + 655 bps), 8/15/42	76,471
3,364	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	3,551
550,000	Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43	609,758
260,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 1.998% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	253,120
280,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.148% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	289,274
90,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.898% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	91,086
240,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.248% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	236,392
80,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.402% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	80,582
50,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class M2, 3.302% (1 Month USD LIBOR + 315 bps), 9/25/50 (144A)	50,134
290,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.398% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	269,709
310,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.448% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	303,408
167,207(b)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 2.598% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	164,383
166,502(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.498% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	164,908
110,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.398% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	103,132
91,411(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.198% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	89,951
320,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 3.598% (1 Month USD LIBOR + 345 bps), 10/25/29	329,264
410,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 2.648% (1 Month USD LIBOR + 250 bps), 3/25/30	413,625
228,026(d)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	233,340
20,189	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	21,170
6,602	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	6,757
1,067,947(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	110,024
808,775(b)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.194% (1 Month USD LIBOR + 335 bps), 1/20/50	73,433
376,863(d)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	377,739
68,968(b)	Home Re, Ltd., Series 2019-1, Class M1, 1.798% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,155
130,000(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	134,500
100,000(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	103,453
227,049(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	233,683
394,002(d)	JP Morgan Mortgage Trust, Series 2019-9, Class B1A, 3.307%, 5/25/50 (144A)	414,673
229,230(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	235,211
247,453(d)	JP Morgan Mortgage Trust, Series 2020-3, Class B1A, 3.042%, 8/25/50 (144A)	250,308
576(d)	JP Morgan Mortgage Trust, Series 2020-4, Class A3, 3.0%, 11/25/50 (144A)	592
682,937(d)	JP Morgan Mortgage Trust, Series 2020-5, Class A15, 3.0%, 12/25/50 (144A)	696,328
750,000(d)	JP Morgan Mortgage Trust, Series 2020-LTV2, Class A3, 3.0%, 11/25/50 (144A)	771,943
462,561(d)	JP Morgan Wealth Management, Series 2020-ATR1, Class A3, 3.0%, 2/25/50 (144A)	472,787
84,051(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	86,782
24,273(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.175% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	25,017
293,136(b)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 1.655% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	289,677
340,000(d)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	341,722
866,875(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	921,016
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
250,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)	$265,788
327,825(b)	New Residential Mortgage Loan Trust, Series 2018-4A, Class B1, 1.198% (1 Month USD LIBOR + 105 bps), 1/25/48 (144A)	310,606
330,036(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	335,980
169,491(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	181,050
181,072(d)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	189,336
7,458(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.548% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	7,444
197,944(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.098% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	194,844
370,000(b)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.898% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	345,728
219,808(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	219,888
511,088(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	518,654
271,762(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	279,116
243,321(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	246,919
140,437(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	147,328
380,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.348% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	336,007
220,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 2.548% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	209,887
200,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 1.322% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	199,405
320,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	339,378
265,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	284,971
13,122(d)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	13,107
550,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	597,009
414,638(d)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	424,079
610,000(d)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	616,256
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $21,281,241)	$21,368,898
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% of Net Assets
410,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	$464,868
221,362(c)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	-
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	146,636
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	291,793
265,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	295,415
150,000	Benchmark Mortgage Trust, Series 2020-B18, Class AM, 2.335%, 7/15/53	155,909
200,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.387%, 9/15/48 (144A)	213,990
199,817(b)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.402% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	197,812
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	423,412
100,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	99,940
120,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	140,752
140,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	154,887
149,356(b)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.202% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	134,723
250,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	270,481
250,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	264,960
125,000(d)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.724%, 9/10/58	135,614
250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	174,459
150,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471%, 10/12/50	170,177
300,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)	324,113
241,251	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	245,854
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	251,300
200,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.285%, 8/10/50 (144A)	197,579
233,783(d)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.662%, 11/10/47	236,346
238,711	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	257,684
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	160,404
175,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	181,727
187,429	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	200,476
250,000(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.302% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	246,550
53,849(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.157% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	53,278
50,100(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.157% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	45,279
125,000(d)	FREMF Mortgage Trust, Series 2015-K51, Class B, 4.089%, 10/25/48 (144A)	137,939
90,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	101,527
150,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.198%, 7/25/27 (144A)	153,320
100,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.525%, 2/25/52 (144A)	108,876
192,739(b)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.457% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	183,444
174,668(d)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	184,740
1,148,382(d)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.761%, 10/16/58	63,775
200,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	218,948
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	368,319
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	$487,897
200,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	200,191
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	264,094
150,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	155,708
200,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	221,199
100,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.216%, 12/15/49 (144A)	68,653
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	297,360
1,600,000(d)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.193%, 6/15/51	15,846
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	244,127
80,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.281%, 3/15/48	75,698
250,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	269,212
141,776(b)	Multifamily Connecticut Avenue Securities Trust, Series 2019-1, Class M7, 1.848% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	135,412
175,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	138,250
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	289,396
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	270,584
200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	215,040
450,000(d)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	524,939
102,745	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	109,392
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,334,913)	$11,640,304
	CORPORATE BONDS - 41.7% of Net Assets
	Advertising - 0.6%
407,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$488,686
40,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	39,800
75,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	78,000
445,000	Omnicom Group, Inc., 2.45%, 4/30/30	457,731
125,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	128,750
	Total Advertising	$1,192,967
	Aerospace & Defense - 1.4%
774,000	Boeing Co., 3.75%, 2/1/50	$708,335
480,000	Boeing Co., 3.9%, 5/1/49	442,409
430,000	Boeing Co., 5.805%, 5/1/50	520,205
470,000	Raytheon Technologies Corp., 3.2%, 3/15/24 (144A)	504,529
270,000	Raytheon Technologies Corp., 4.125%, 11/16/28	319,714
	Total Aerospace & Defense	$2,495,192
	Agriculture - 0.4%
170,000	Cargill, Inc., 2.125%, 4/23/30 (144A)	$178,076
435,000	Philip Morris International, Inc., 3.25%, 11/10/24	478,785
	Total Agriculture	$656,861
	Airlines - 0.2%
237,864	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$226,140
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	88,254
210,000	Southwest Airlines Co., 2.625%, 2/10/30	199,091
	Total Airlines	$513,485
	Apparel - 0.1%
180,000	Ralph Lauren Corp., 2.95%, 6/15/30	$187,923
	Total Apparel	$187,923
	Auto Manufacturers - 1.1%
165,000	BMW US Capital LLC, 4.15%, 4/9/30 (144A)	$195,523
225,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	234,053
189,000	General Motors Co., 6.6%, 4/1/36	230,024
353,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	377,177
400,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	414,026
255,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	257,070
400,000	Volkswagen Group of America Finance LLC, 4.0%, 11/12/21 (144A)	414,660
	Total Auto Manufacturers	$2,122,533
	Auto Parts & Equipment - 0.3%
297,000	BorgWarner, Inc., 2.65%, 7/1/27	$313,429
110,000	Lear Corp., 3.5%, 5/30/30	112,608
	Total Auto Parts & Equipment	$426,037
	Banks - 7.8%
535,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$574,726
318,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	335,212
663,000(d)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	716,101
318,000(d)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	393,792
310,000(a)(d)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	300,700
250,000(a)(d)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	258,325
200,000(a)(d)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	213,000
200,000(a)(d)	BNP Paribas SA, 4.5% (5 Year CMT Index + 294 bps) (144A)	191,750
805,000(a)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	852,294
Principal Amount USD ($)		Value
	Banks - (continued)
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	$227,769
395,000(a)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	381,669
90,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	94,278
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	265,647
574,000(a)(d)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	553,910
400,000(a)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	416,500
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	264,537
410,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	461,170
200,000(a)(d)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	207,000
286,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	309,563
215,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	250,736
150,000	HSBC Bank Plc, 7.65%, 5/1/25	185,371
424,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	474,975
200,000(a)(d)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	210,000
626,000(a)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	613,480
591,000(a)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	589,981
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	444,818
325,000	Morgan Stanley, 4.1%, 5/22/23	352,030
435,000(a)(d)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	445,875
600,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	637,644
300,000	Nordea Bank Abp, 4.875%, 5/13/21 (144A)	307,766
400,000(a)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	410,000
400,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	433,741
250,000	Truist Bank, 2.25%, 3/11/30	257,913
354,000(a)(d)	Truist Financial Corp., 5.1% (5 Year CMT Index + 435 bps)	382,656
250,000	UBS AG, 7.625%, 8/17/22	278,382
400,000(a)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	427,000
200,000(a)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	205,000
700,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	693,757
	Total Banks	$14,619,068
	Beverages - 0.9%
1,034,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$1,390,093
372,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	466,269
	Total Beverages	$1,856,362
	Biotechnology - 0.1%
200,000	Biogen, Inc., 3.625%, 9/15/22	$211,795
	Total Biotechnology	$211,795
	Building Materials - 0.6%
169,000	Carrier Global Corp., 2.7%, 2/15/31 (144A)	$176,069
174,000	Carrier Global Corp., 2.722%, 2/15/30 (144A)	182,010
400,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	449,482
110,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	120,289
180,000	Martin Marietta Materials, Inc., 2.5%, 3/15/30	187,509
125,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	128,158
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,413
	Total Building Materials	$1,253,930
	Chemicals - 0.6%
375,000	Albemarle Wodgina Pty, Ltd., 3.45%, 11/15/29	$380,549
270,000	CF Industries, Inc., 5.375%, 3/15/44	324,913
165,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	161,906
103,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	96,949
	Total Chemicals	$964,317
	Commercial Services - 0.7%
123,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$130,995
364,000	CoStar Group, Inc., 2.8%, 7/15/30 (144A)	377,170
200,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	217,811
165,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	165,825
50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	52,510
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	182,250
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	200,000
	Total Commercial Services	$1,326,561
	Cosmetics/Personal Care - 0.2%
120,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$126,268
150,000	Estee Lauder Cos, Inc., 2.6%, 4/15/30	163,876
	Total Cosmetics/Personal Care	$290,144
	Diversified Financial Services - 1.6%
315,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$313,456
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	28,476
170,000	Capital One Financial Corp., 3.3%, 10/30/24	184,258
400,000	Capital One Financial Corp., 3.75%, 4/24/24	435,306
180,000	Capital One Financial Corp., 4.25%, 4/30/25	204,209
207,000(a)(d)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	224,295
450,000	GE Capital Funding LLC, 4.55%, 5/15/32 (144A)	483,689
70,000	Mastercard, Inc., 3.85%, 3/26/50	89,371
70,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	69,913
15,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	15,290
Principal Amount USD ($)		Value
	Diversified Financial Services - (continued)
91,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	$97,598
358,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.625%, 3/1/29 (144A)	354,868
200,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.875%, 3/1/31 (144A)	197,500
195,000	Visa, Inc., 2.05%, 4/15/30	208,927
70,000	Visa, Inc., 2.7%, 4/15/40	75,718
	Total Diversified Financial Services	$2,982,874
	Electric - 2.7%
282,025	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$270,744
55,000	AEP Transmission Co. LLC, 3.65%, 4/1/50	64,138
100,000	AES Corp., 3.95%, 7/15/30 (144A)	110,496
170,000	Consolidated Edison Co. of New York, Inc., 3.95%, 4/1/50	207,274
300,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	392,760
133,000(c)	Dominion Energy, Inc., 3.071%, 8/15/24	143,161
376,000(a)(d)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	381,215
135,000	Iberdrola International BV, 6.75%, 7/15/36	195,917
200,000	Indiana Michigan Power Co., 4.55%, 3/15/46	255,619
9,148	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	9,201
213,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	229,536
430,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	486,007
83,000	NRG Energy, Inc., 5.75%, 1/15/28	89,536
40,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	41,500
240,000	Puget Energy, Inc., 4.1%, 6/15/30 (144A)	267,894
21,429	San Diego Gas & Electric Co., 1.914%, 2/1/22	21,591
335,000	Sempra Energy, 3.4%, 2/1/28	368,438
58,929	Southern California Edison Co., 1.845%, 2/1/22	58,999
239,000	Southern California Edison Co., 3.65%, 2/1/50	246,968
295,000	Southern California Edison Co., 4.875%, 3/1/49	358,492
335,000	Southwestern Electric Power Co., 3.9%, 4/1/45	368,061
470,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	494,282
150,000	Xcel Energy, Inc., 3.4%, 6/1/30	172,278
	Total Electric	$5,234,107
	Electronics - 0.7%
300,000	Amphenol Corp., 3.125%, 9/15/21	$306,069
102,000	Amphenol Corp., 3.2%, 4/1/24	110,070
607,000	Flex, Ltd., 4.875%, 6/15/29	697,747
205,000	FLIR Systems, Inc., 2.5%, 8/1/30	209,780
45,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	44,719
	Total Electronics	$1,368,385
	Energy-Alternate Sources - 0.1%
48,832	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$59,344
	Total Energy-Alternate Sources	$59,344
	Environmental Control - 0.1%
100,000	Covanta Holding Corp., 5.0%, 9/1/30	$100,930
72,000	Covanta Holding Corp., 6.0%, 1/1/27	74,880
	Total Environmental Control	$175,810
	Food - 0.5%
130,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$126,181
75,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	78,187
204,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	222,048
150,000	Kellogg Co., 2.1%, 6/1/30	153,657
60,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	61,950
100,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	100,620
200,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	200,432
21,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	24,566
	Total Food	$967,641
	Forest Products & Paper - 0.3%
80,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$80,200
120,000	International Paper Co., 6.0%, 11/15/41	164,952
234,000	International Paper Co., 7.3%, 11/15/39	342,040
	Total Forest Products & Paper	$587,192
	Gas - 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$121,859
188,223	Nakilat, Inc., 6.267%, 12/31/33 (144A)	236,257
	Total Gas	$358,116
	Healthcare-Products - 0.7%
141,000	Abbott Laboratories, 3.75%, 11/30/26	$163,686
390,000	Boston Scientific Corp., 2.65%, 6/1/30	413,891
318,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	380,186
380,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	401,925
	Total Healthcare-Products	$1,359,688
	Healthcare-Services - 1.1%
164,000	Anthem, Inc., 3.65%, 12/1/27	$186,869
41,000	Anthem, Inc., 4.101%, 3/1/28	47,679
60,000	Centene Corp., 4.25%, 12/15/27	62,786
Principal Amount USD ($)		Value
	Healthcare-Services - (continued)
120,000	Centene Corp., 4.625%, 12/15/29	$ 129,439
525,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	519,073
378,000	HCA, Inc., 3.5%, 9/1/30	385,137
176,000	Health Care Service Corp. A Mutual Legal Reserve Co., 3.2%, 6/1/50 (144A)	182,604
115,000	Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	123,749
130,000	Humana, Inc., 3.95%, 3/15/27	148,491
65,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	68,413
35,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	35,718
130,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	133,536
	Total Healthcare-Services	$2,023,494
	Home Builders - 0.3%
280,000	DR Horton, Inc., 2.5%, 10/15/24	$295,681
135,000	Meritage Homes Corp., 6.0%, 6/1/25	150,553
	Total Home Builders	$446,234
	Insurance - 2.8%
90,000	AXA SA, 8.6%, 12/15/30	$137,703
592,000	CNO Financial Group, Inc., 5.25%, 5/30/29	683,552
75,000	Empower Finance 2020 LP, 1.776%, 3/17/31 (144A)	75,012
100,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	120,907
340,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	346,431
175,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	224,917
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	995,469
500,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	537,598
200,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	205,045
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	508,863
125,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	140,928
245,000	New York Life Insurance Co., 4.45%, 5/15/69 (144A)	300,655
451,000	Prudential Financial, Inc., 3.0%, 3/10/40	483,732
205,000(d)	Prudential Financial, Inc., 3.7% (5 Year CMT Index + 304 bps), 10/1/50	209,162
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	38,788
	Total Insurance	$5,008,762
	Internet - 0.7%
75,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$74,250
520,000	Booking Holdings, Inc., 4.625%, 4/13/30	624,725
562,000	Expedia Group, Inc., 3.25%, 2/15/30	541,493
225,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	252,571
	Total Internet	$1,493,039
	Iron & Steel - 0.0%†
60,000	Steel Dynamics, Inc., 3.25%, 1/15/31	$64,201
	Total Iron & Steel	$64,201
	Leisure Time - 0.0%†
69,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	$80,044
	Total Leisure Time	$80,044
	Lodging - 0.5%
520,000	Marriott International, Inc., 3.5%, 10/15/32	$516,030
100,000	Marriott International, Inc., 4.625%, 6/15/30	107,095
40,000	Marriott International, Inc., 5.75%, 5/1/25	44,641
220,000	Sands China, Ltd., 4.375%, 6/18/30 (144A)	232,078
	Total Lodging	$899,844
	Media - 1.0%
275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$291,156
270,000	Comcast Corp., 4.15%, 10/15/28	325,355
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	201,500
190,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	98,919
171,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	185,388
85,000	Walt Disney Co., 3.6%, 1/13/51	95,787
325,000	Walt Disney Co., 4.7%, 3/23/50	430,193
	Total Media	$1,628,298
	Mining - 0.7%
200,000	Anglo American Capital Plc, 2.625%, 9/10/30 (144A)	$199,456
200,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	228,790
200,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	229,796
462,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	512,256
106,000	Novelis Corp., 4.75%, 1/30/30 (144A)	104,115
	Total Mining	$1,274,413
	Miscellaneous Manufacturers - 0.2%
155,000	General Electric Co., 4.25%, 5/1/40	$157,257
175,000	General Electric Co., 4.35%, 5/1/50	178,432
	Total Miscellaneous Manufacturers	$335,689
	Multi-National - 0.4%
370,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$397,920
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	206,076
230,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	240,672
	Total Multi-National	$844,668
	Oil & Gas - 1.4%
41,000	Apache Corp., 4.25%, 1/15/30	$36,938
Principal Amount USD ($)		Value
	Oil & Gas - (continued)
435,000	Apache Corp., 4.375%, 10/15/28	$398,025
595,000	Cenovus Energy, Inc., 6.75%, 11/15/39	598,182
200,000	CNOOC Finance 2014 ULC, 4.25%, 4/30/24	220,587
150,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	134,525
145,000	Newfield Exploration Co., 5.625%, 7/1/24	140,657
55,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	56,376
185,000	Petroleos Mexicanos, 5.35%, 2/12/28	160,025
120,000	Phillips 66, 2.15%, 12/15/30	116,700
90,000	Phillips 66, 3.85%, 4/9/25	99,968
115,000	Valero Energy Corp., 2.15%, 9/15/27	114,536
312,000	Valero Energy Corp., 6.625%, 6/15/37	392,461
	Total Oil & Gas	$2,468,980
	Pharmaceuticals - 1.1%
211,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	$242,641
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	228,766
230,000	Cardinal Health, Inc., 4.9%, 9/15/45	266,063
24,675	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	26,472
77,748	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	89,787
44,956	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	52,027
121,626	CVS Pass-Through Trust, 6.036%, 12/10/28	138,279
104,849	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	132,280
165,000	Pfizer, Inc., 2.625%, 4/1/30	184,482
350,000	Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	353,446
213,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	187,911
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	210,000
	Total Pharmaceuticals	$2,112,154
	Pipelines - 3.7%
93,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$104,928
210,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	227,269
30,000	Cheniere Energy, Inc., 4.625%, 10/15/28 (144A)	30,787
45,000	DCP Midstream Operating LP, 3.875%, 3/15/23	44,325
170,000	DCP Midstream Operating LP, 5.375%, 7/15/25	175,284
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	91,125
40,000	Enable Midstream Partners LP, 4.15%, 9/15/29	37,084
136,000	Enable Midstream Partners LP, 4.4%, 3/15/27	130,339
479,000	Enable Midstream Partners LP, 4.95%, 5/15/28	467,660
360,000	Enbridge, Inc., 3.7%, 7/15/27	400,505
140,000	Energy Transfer Operating LP, 6.0%, 6/15/48	140,811
40,000	Energy Transfer Operating LP, 6.125%, 12/15/45	40,152
125,000	Energy Transfer Operating LP, 6.5%, 2/1/42	130,933
340,000(a)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	268,600
20,000	EnLink Midstream LLC, 5.375%, 6/1/29	16,200
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	176,400
134,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	86,095
145,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	144,727
262,000	Kinder Morgan, Inc., 5.05%, 2/15/46	297,708
163,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	164,741
340,000	MPLX LP, 4.25%, 12/1/27	381,070
110,000	MPLX LP, 4.875%, 12/1/24	122,891
175,000	MPLX LP, 4.875%, 6/1/25	198,072
205,000	MPLX LP, 5.5%, 2/15/49	230,241
450,000	Phillips 66 Partners LP, 3.75%, 3/1/28	469,173
185,000(a)(d)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	117,364
185,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	168,839
375,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	422,975
224,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	208,458
422,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	398,438
25,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	25,244
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	324,251
586,000	Williams Cos., Inc., 5.75%, 6/24/44	690,281
89,000	Williams Cos., Inc., 7.75%, 6/15/31	117,070
	Total Pipelines	$7,050,040
	Real Estate - 0.1%
250,000(a)(d)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$250,000
	Total Real Estate	$250,000
	REITs - 2.6%
155,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$151,798
90,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	100,195
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	28,460
47,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	54,308
160,000	Duke Realty LP, 3.625%, 4/15/23	169,942
260,000	Duke Realty LP, 3.75%, 12/1/24	287,710
100,000	Essex Portfolio LP, 3.375%, 4/15/26	111,071
360,000	Essex Portfolio LP, 3.5%, 4/1/25	395,417
160,000	Healthcare Realty Trust, Inc., 2.05%, 3/15/31	157,734
131,000	Healthcare Realty Trust, Inc., 2.4%, 3/15/30	132,783
205,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	228,196
Principal Amount USD ($)		Value
	REITs - (continued)
200,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	$222,481
63,000	Highwoods Realty LP, 2.6%, 2/1/31	62,568
17,000	Highwoods Realty LP, 3.2%, 6/15/21	17,222
290,000	Highwoods Realty LP, 3.625%, 1/15/23	301,516
105,000	Highwoods Realty LP, 4.125%, 3/15/28	115,843
193,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	194,814
255,000	iStar, Inc., 4.25%, 8/1/25	237,946
110,000	iStar, Inc., 4.75%, 10/1/24	106,425
165,000	Lexington Realty Trust, 2.7%, 9/15/30	168,217
318,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	330,869
235,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	247,431
180,000	Simon Property Group LP, 3.25%, 9/13/49	165,081
150,000	Simon Property Group LP, 3.8%, 7/15/50	152,297
75,000	UDR, Inc., 2.95%, 9/1/26	81,593
201,000	UDR, Inc., 4.0%, 10/1/25	225,396
180,000	UDR, Inc., 4.4%, 1/26/29	212,548
219,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	232,075
	Total REITs	$4,891,936
	Retail - 0.4%
125,000	AutoNation, Inc., 4.75%, 6/1/30	$147,277
201,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	196,980
25,000	Group 1 Automotive, Inc., 4.0%, 8/15/28 (144A)	24,562
75,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	74,694
200,000	QVC, Inc., 4.375%, 9/1/28	204,000
35,000	QVC, Inc., 4.75%, 2/15/27	35,952
100,000	TJX Cos., Inc., 4.5%, 4/15/50	129,105
	Total Retail	$812,570
	Semiconductors - 0.6%
158,000	Broadcom, Inc., 4.11%, 9/15/28	$178,184
116,000	Broadcom, Inc., 4.25%, 4/15/26	130,688
100,000	Broadcom, Inc., 4.3%, 11/15/32	114,239
475,000	Broadcom, Inc., 5.0%, 4/15/30	560,309
70,000	NVIDIA Corp., 3.5%, 4/1/50	81,920
70,000	NVIDIA Corp., 3.7%, 4/1/60	83,453
	Total Semiconductors	$1,148,793
	Software - 0.6%
470,000	Citrix Systems, Inc., 3.3%, 3/1/30	$501,948
194,000	Fiserv, Inc., 3.8%, 10/1/23	211,680
295,000	Infor, Inc., 1.75%, 7/15/25 (144A)	303,491
55,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)	55,635
	Total Software	$1,072,754
	Telecommunications - 0.7%
255,000	Altice France SA, 5.5%, 1/15/28 (144A)	$258,187
40,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	40,636
182,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	174,720
95,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	97,612
315,000	Motorola Solutions, Inc., 2.3%, 11/15/30	312,707
145,000	T-Mobile USA, Inc., 2.55%, 2/15/31 (144A)	150,018
195,000	T-Mobile USA, Inc., 3.875%, 4/15/30 (144A)	221,251
	Total Telecommunications	$1,255,131
	Transportation - 0.4%
575,000	Union Pacific Corp., 3.375%, 2/1/35	$665,172
	Total Transportation	$665,172
	Trucking & Leasing - 0.4%
221,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.7%, 3/14/23 (144A)	$230,061
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	100,996
170,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	175,538
156,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	174,914
	Total Trucking & Leasing	$681,509
	Water - 0.1%
110,000	Essential Utilities, Inc., 3.566%, 5/1/29	$124,789
	Total Water	$124,789
	TOTAL CORPORATE BONDS
	(Cost $73,526,450)	$77,842,846
	FOREIGN GOVERNMENT BONDS - 0.6% of Net Assets
	Mexico - 0.3%
475,000	Mexico Government International Bond, 4.6%, 2/10/48	$505,875
	Total Mexico	$505,875
	Panama - 0.1%
200,000	Panama Government International Bond, 2.252%, 9/29/32	$201,500
	Total Panama	$201,500
	Philippines - 0.2%
200,000	Philippine Government International Bond, 2.95%, 5/5/45	$211,494
Principal Amount USD ($)		Value
	Philippines - (continued)
200,000	Philippine Government International Bond, 5.0%, 1/13/37	$260,407
	Total Philippines	$471,901
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $1,107,870)	$1,179,276
Face Amount USD ($)
	INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
	Reinsurance Sidecars - 0.0%†
	Multiperil - Worldwide - 0.0%†
50,000+(f)(g)	Lorenz Re 2018, 7/1/21	$1,370
25,723+(f)(g)	Lorenz Re 2019, 6/30/22	2,487
		$3,857
	Total Reinsurance Sidecars	$3,857
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $21,782)	$3,857
Principal Amount USD ($)
	MUNICIPAL BONDS - 0.0%† of Net Assets(h)
	Municipal General - 0.0%†
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$ 54,268
	Total Municipal General	$ 54,268
	Municipal Higher Education - 0.0%†
10,000	Trustees of Amherst College, 3.794%, 11/1/42	$11,287
	Total Municipal Higher Education	$11,287
	TOTAL MUNICIPAL BONDS
	(Cost $62,530)	$65,555
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.3% of Net Assets*(b)
	Automobile - 0.1%
70,049	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$67,448
8,471	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 3.5% (LIBOR + 275 bps), 11/8/23	8,270
68,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.16% (LIBOR + 200 bps), 3/3/25	66,084
	Total Automobile	$141,802
	Beverage, Food & Tobacco - 0.1%
175,049	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 2.147% (LIBOR + 200 bps), 5/1/26	$171,220
	Total Beverage, Food & Tobacco	$171,220
	Broadcasting & Entertainment - 0.1%
116,962	Sinclair Television Group, Inc., Tranche B Term Loan, 2.4% (LIBOR + 225 bps), 1/3/24	$114,233
	Total Broadcasting & Entertainment	$114,233
	Computers & Electronics - 0.0%†
50,994	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.397% (LIBOR + 425 bps), 6/26/25	$46,022
	Total Computers & Electronics	$46,022
	Diversified & Conglomerate Service - 0.1%
95,754	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 2.5% (LIBOR + 175 bps), 11/7/23	$93,091
183,281	Intrado Corp., Incremental Term B-1 Loan, 4.5% (LIBOR + 350 bps), 10/10/24	166,213
96,500	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	81,301
	Total Diversified & Conglomerate Service	$340,605
	Electric & Electrical - 0.0%†
40,727	Rackspace Technology Global, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	$40,078
	Total Electric & Electrical	$40,078
	Electronics - 0.1%
172,157	Scientific Games International, Inc., Initial Term B-5 Loan, 3.471% (LIBOR + 275 bps), 8/14/24	$162,839
68,607	Verint Systems, Inc., Refinancing Term Loan, 2.156% (LIBOR + 200 bps), 6/28/24	68,436
	Total Electronics	$231,275
	Healthcare & Pharmaceuticals - 0.2%
121,250	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 3.647% (LIBOR + 350 bps), 9/26/24	$118,340
170,592	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	163,494
	Total Healthcare & Pharmaceuticals	$281,834
	Healthcare, Education & Childcare - 0.1%
215,726	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$197,928
	Total Healthcare, Education & Childcare	$197,928
	Hotel, Gaming & Leisure - 0.1%
152,884	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.897% (LIBOR + 175 bps), 11/19/26	$147,246
	Total Hotel, Gaming & Leisure	$147,246
	Insurance - 0.1%
131,409	Asurion LLC (fka Asurion Corp.), New Term B7 Loan, 3.147% (LIBOR + 300 bps), 11/3/24	$129,414
62,923	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	60,995
	Total Insurance	$190,409
Principal Amount USD ($)		Value
	Leasing - 0.1%
52,217	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	$51,108
62,871	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	60,484
185,250	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.983% (LIBOR + 375 bps), 9/11/23	174,598
	Total Leasing	$286,190
	Securities & Trusts - 0.0%†
31,078	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 4.773% (LIBOR + 450 bps), 10/19/26	$30,689
	Total Securities & Trusts	$30,689
	Telecommunications - 0.2%
99,250	CenturyLink, Inc., Term B Loan, 2.397% (LIBOR + 225 bps), 3/15/27	$95,537
72,619	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1.897% (LIBOR + 175 bps), 2/15/24	71,211
67,466	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.897% (LIBOR + 175 bps), 3/1/27	65,430
	Total Telecommunications	$232,178
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $2,571,739)	$2,451,709
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.7% of Net Assets
1,333,000	Fannie Mae, 1.5%, 10/1/35 (TBA)	$1,363,930
593,000	Fannie Mae, 2.0%, 11/1/35 (TBA)	616,278
2,860,000	Fannie Mae, 2.0%, 11/1/50 (TBA)	2,952,008
17,056	Fannie Mae, 2.5%, 7/1/30	18,182
17,785	Fannie Mae, 2.5%, 7/1/30	18,903
30,629	Fannie Mae, 2.5%, 7/1/30	32,648
12,415	Fannie Mae, 2.5%, 2/1/43	13,225
51,079	Fannie Mae, 2.5%, 2/1/43	54,352
12,122	Fannie Mae, 2.5%, 3/1/43	12,914
11,535	Fannie Mae, 2.5%, 8/1/43	12,288
12,110	Fannie Mae, 2.5%, 4/1/45	12,889
12,531	Fannie Mae, 2.5%, 4/1/45	13,328
14,034	Fannie Mae, 2.5%, 4/1/45	14,744
27,593	Fannie Mae, 2.5%, 4/1/45	29,372
32,160	Fannie Mae, 2.5%, 4/1/45	34,242
39,110	Fannie Mae, 2.5%, 4/1/45	41,561
49,407	Fannie Mae, 2.5%, 4/1/45	52,451
53,101	Fannie Mae, 2.5%, 8/1/45	56,524
110,000	Fannie Mae, 2.5%, 10/1/50 (TBA)	115,384
14,643	Fannie Mae, 3.0%, 3/1/29	15,544
58,778	Fannie Mae, 3.0%, 10/1/30	62,941
31,249	Fannie Mae, 3.0%, 8/1/42	34,038
276,671	Fannie Mae, 3.0%, 8/1/42	297,979
68,024	Fannie Mae, 3.0%, 9/1/42	73,430
132,662	Fannie Mae, 3.0%, 11/1/42	143,203
20,960	Fannie Mae, 3.0%, 12/1/42	22,754
59,422	Fannie Mae, 3.0%, 12/1/42	63,744
46,501	Fannie Mae, 3.0%, 2/1/43	50,483
54,567	Fannie Mae, 3.0%, 2/1/43	59,239
56,808	Fannie Mae, 3.0%, 3/1/43	61,672
65,855	Fannie Mae, 3.0%, 4/1/43	70,636
11,579	Fannie Mae, 3.0%, 5/1/43	12,570
14,780	Fannie Mae, 3.0%, 5/1/43	15,855
55,390	Fannie Mae, 3.0%, 5/1/43	60,336
170,746	Fannie Mae, 3.0%, 5/1/43	181,765
29,385	Fannie Mae, 3.0%, 8/1/43	31,297
27,463	Fannie Mae, 3.0%, 9/1/43	29,277
25,516	Fannie Mae, 3.0%, 3/1/45	27,535
28,614	Fannie Mae, 3.0%, 4/1/45	30,878
144,747	Fannie Mae, 3.0%, 6/1/45	157,609
15,532	Fannie Mae, 3.0%, 5/1/46	16,857
75,103	Fannie Mae, 3.0%, 5/1/46	82,334
207,639	Fannie Mae, 3.0%, 1/1/47	227,631
107,000	Fannie Mae, 3.0%, 10/1/50 (TBA)	112,089
620,000	Fannie Mae, 3.0%, 11/1/50 (TBA)	649,607
18,017	Fannie Mae, 3.5%, 11/1/40	19,432
8,285	Fannie Mae, 3.5%, 10/1/41	9,222
103,036	Fannie Mae, 3.5%, 6/1/42	113,626
52,739	Fannie Mae, 3.5%, 7/1/42	57,171
37,380	Fannie Mae, 3.5%, 8/1/42	41,213
56,342	Fannie Mae, 3.5%, 8/1/42	61,099
94,831	Fannie Mae, 3.5%, 5/1/44	101,845
52,502	Fannie Mae, 3.5%, 12/1/44	57,298
137,963	Fannie Mae, 3.5%, 2/1/45	152,273
220,116	Fannie Mae, 3.5%, 2/1/45	244,886
141,298	Fannie Mae, 3.5%, 6/1/45	152,606
164,371	Fannie Mae, 3.5%, 8/1/45	184,869
42,329	Fannie Mae, 3.5%, 9/1/45	47,093
82,203	Fannie Mae, 3.5%, 9/1/45	87,589
164,319	Fannie Mae, 3.5%, 9/1/45	178,717
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
227,338	Fannie Mae, 3.5%, 11/1/45	$255,690
47,080	Fannie Mae, 3.5%, 5/1/46	51,924
13,543	Fannie Mae, 3.5%, 10/1/46	14,652
53,484	Fannie Mae, 3.5%, 1/1/47	56,841
167,833	Fannie Mae, 3.5%, 1/1/47	185,022
258,035	Fannie Mae, 3.5%, 1/1/47	279,440
246,004	Fannie Mae, 3.5%, 2/1/47	262,199
200,686	Fannie Mae, 3.5%, 12/1/47	213,093
193,696	Fannie Mae, 3.5%, 9/1/49	217,701
650,000	Fannie Mae, 3.5%, 11/1/50 (TBA)	686,086
156,487	Fannie Mae, 4.0%, 10/1/40	178,320
20,536	Fannie Mae, 4.0%, 12/1/40	23,382
4,172	Fannie Mae, 4.0%, 11/1/41	4,607
4,395	Fannie Mae, 4.0%, 12/1/41	4,784
3,185	Fannie Mae, 4.0%, 1/1/42	3,516
42,459	Fannie Mae, 4.0%, 1/1/42	46,927
151,721	Fannie Mae, 4.0%, 1/1/42	167,576
37,540	Fannie Mae, 4.0%, 2/1/42	41,260
40,007	Fannie Mae, 4.0%, 4/1/42	44,214
95,624	Fannie Mae, 4.0%, 5/1/42	104,056
108,699	Fannie Mae, 4.0%, 7/1/42	120,140
292,660	Fannie Mae, 4.0%, 8/1/42	322,689
77,822	Fannie Mae, 4.0%, 8/1/43	84,491
125,405	Fannie Mae, 4.0%, 8/1/43	136,216
83,592	Fannie Mae, 4.0%, 9/1/43	91,605
88,142	Fannie Mae, 4.0%, 9/1/43	96,684
77,267	Fannie Mae, 4.0%, 11/1/43	86,446
152,157	Fannie Mae, 4.0%, 12/1/43	166,988
18,684	Fannie Mae, 4.0%, 4/1/46	20,154
82,518	Fannie Mae, 4.0%, 6/1/46	89,180
86,688	Fannie Mae, 4.0%, 7/1/46	93,516
151,028	Fannie Mae, 4.0%, 7/1/46	163,684
83,491	Fannie Mae, 4.0%, 8/1/46	90,272
29,036	Fannie Mae, 4.0%, 11/1/46	31,223
37,530	Fannie Mae, 4.0%, 11/1/46	40,445
363,034	Fannie Mae, 4.0%, 1/1/47	389,371
57,997	Fannie Mae, 4.0%, 4/1/47	62,186
80,510	Fannie Mae, 4.0%, 4/1/47	88,043
107,814	Fannie Mae, 4.0%, 4/1/47	117,502
19,334	Fannie Mae, 4.0%, 6/1/47	21,147
38,824	Fannie Mae, 4.0%, 6/1/47	41,921
72,280	Fannie Mae, 4.0%, 6/1/47	77,810
79,760	Fannie Mae, 4.0%, 6/1/47	85,644
192,048	Fannie Mae, 4.0%, 6/1/47	206,442
58,939	Fannie Mae, 4.0%, 7/1/47	63,124
65,197	Fannie Mae, 4.0%, 7/1/47	71,051
57,428	Fannie Mae, 4.0%, 8/1/47	61,826
101,556	Fannie Mae, 4.0%, 8/1/47	108,996
146,604	Fannie Mae, 4.0%, 12/1/47	156,861
149,244	Fannie Mae, 4.5%, 8/1/40	167,311
26,820	Fannie Mae, 4.5%, 11/1/40	30,166
4,209	Fannie Mae, 4.5%, 4/1/41	4,721
73,498	Fannie Mae, 4.5%, 5/1/41	83,031
193,928	Fannie Mae, 4.5%, 5/1/41	217,975
211,866	Fannie Mae, 4.5%, 5/1/41	238,329
16,961	Fannie Mae, 4.5%, 12/1/41	18,442
45,381	Fannie Mae, 4.5%, 11/1/43	50,787
56,843	Fannie Mae, 4.5%, 2/1/44	63,412
65,141	Fannie Mae, 4.5%, 2/1/44	72,821
450,986	Fannie Mae, 4.5%, 6/1/44	506,480
133,098	Fannie Mae, 4.5%, 8/1/44	146,869
97,687	Fannie Mae, 4.5%, 5/1/46	107,186
57,834	Fannie Mae, 4.5%, 2/1/47	63,237
221,460	Fannie Mae, 4.5%, 5/1/49	243,483
154,637	Fannie Mae, 4.5%, 4/1/50	170,232
1,724,000	Fannie Mae, 4.5%, 10/1/50 (TBA)	1,864,883
11	Fannie Mae, 5.0%, 10/1/20	11
54,414	Fannie Mae, 5.0%, 5/1/31	60,949
4,574	Fannie Mae, 5.0%, 6/1/40	5,265
2,667	Fannie Mae, 5.0%, 7/1/40	3,070
4,194	Fannie Mae, 5.5%, 9/1/33	4,813
5,151	Fannie Mae, 5.5%, 12/1/34	6,008
17,743	Fannie Mae, 5.5%, 10/1/35	20,852
3,576	Fannie Mae, 6.0%, 9/1/29	4,054
880	Fannie Mae, 6.0%, 10/1/32	993
2,446	Fannie Mae, 6.0%, 11/1/32	2,732
12,673	Fannie Mae, 6.0%, 11/1/32	14,159
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
7,863	Fannie Mae, 6.0%, 4/1/33	$8,965
4,085	Fannie Mae, 6.0%, 5/1/33	4,571
4,018	Fannie Mae, 6.0%, 6/1/33	4,481
13,984	Fannie Mae, 6.0%, 7/1/34	16,258
1,658	Fannie Mae, 6.0%, 9/1/34	1,873
1,699	Fannie Mae, 6.0%, 7/1/38	1,925
129	Fannie Mae, 6.5%, 7/1/21	145
792	Fannie Mae, 6.5%, 4/1/29	886
1,905	Fannie Mae, 6.5%, 1/1/32	2,158
1,161	Fannie Mae, 6.5%, 2/1/32	1,325
1,610	Fannie Mae, 6.5%, 3/1/32	1,837
2,710	Fannie Mae, 6.5%, 4/1/32	3,031
1,147	Fannie Mae, 6.5%, 8/1/32	1,323
2,167	Fannie Mae, 6.5%, 8/1/32	2,473
18,665	Fannie Mae, 6.5%, 7/1/34	21,762
642	Fannie Mae, 7.0%, 11/1/29	644
979	Fannie Mae, 7.0%, 9/1/30	982
361	Fannie Mae, 7.0%, 7/1/31	372
1,534	Fannie Mae, 7.0%, 1/1/32	1,822
471	Fannie Mae, 7.5%, 2/1/31	562
2,999	Fannie Mae, 8.0%, 10/1/30	3,614
35,928	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	37,776
16,322	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	17,783
22,371	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	24,153
130,888	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	141,321
29,454	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	32,082
48,632	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	52,988
70,353	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	76,656
44,841	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	48,417
126,917	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	138,152
47,032	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	50,783
26,048	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	27,923
104,677	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	112,993
33,178	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	35,814
51,849	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	54,617
41,721	Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	44,452
14,176	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	15,291
38,197	Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	41,246
32,758	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	35,794
36,427	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	40,142
168,518	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	185,898
144,183	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	159,053
256,157	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	275,156
155,287	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	172,833
218,624	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	240,924
257,142	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	278,949
277,864	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	306,547
15,481	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	16,868
163,087	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	173,171
145,055	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	165,480
114,928	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	127,021
22,266	Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	24,449
17,889	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	19,447
70,786	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	76,726
111,110	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	120,512
87,682	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	94,977
34,939	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	37,782
48,709	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	52,866
63,157	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	68,203
131,299	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	141,280
153,115	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	166,192
300,237	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	322,436
181,125	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	194,296
18,572	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	19,907
52,566	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	56,422
143,942	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	154,164
411,270	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	440,386
101,679	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	110,691
405,141	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	438,074
456,361	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	493,549
277	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	292
3,081	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	3,544
3,413	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	3,926
5,830	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	6,648
15,785	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	18,194
8,199	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	9,657
11,276	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	13,112
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
350	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	$391
3,039	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	3,399
3,861	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	4,544
6,933	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	8,197
2,862	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,223
746	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	857
2,085	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	2,342
988	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	1,126
3,948	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	4,417
1,407	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	1,581
1,824	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,041
7,648	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	8,837
3,252	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	3,730
183	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	185
765	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	779
999	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	1,175
676	Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	681
1,694	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	1,964
28,483	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	29,650
1,263	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,484
600,000	Government National Mortgage Association, 2.0%, 11/1/50 (TBA)	622,125
600,000	Government National Mortgage Association, 2.5%, 11/1/50 (TBA)	629,016
300,000	Government National Mortgage Association, 3.0%, 11/1/50 (TBA)	313,975
169,158	Government National Mortgage Association I, 3.5%, 11/15/41	179,525
64,428	Government National Mortgage Association I, 3.5%, 8/15/42	68,122
32,309	Government National Mortgage Association I, 3.5%, 10/15/42	34,104
87,835	Government National Mortgage Association I, 3.5%, 1/15/45	92,278
60,130	Government National Mortgage Association I, 3.5%, 8/15/46	63,032
80,762	Government National Mortgage Association I, 4.0%, 1/15/25	87,264
56,721	Government National Mortgage Association I, 4.0%, 8/15/43	64,584
212,712	Government National Mortgage Association I, 4.0%, 3/15/44	226,150
20,423	Government National Mortgage Association I, 4.0%, 9/15/44	21,915
65,223	Government National Mortgage Association I, 4.0%, 4/15/45	70,060
87,555	Government National Mortgage Association I, 4.0%, 6/15/45	94,718
10,277	Government National Mortgage Association I, 4.0%, 7/15/45	11,019
10,544	Government National Mortgage Association I, 4.0%, 8/15/45	11,316
49,630	Government National Mortgage Association I, 4.5%, 5/15/39	55,031
3,726	Government National Mortgage Association I, 4.5%, 8/15/41	4,104
1,799	Government National Mortgage Association I, 5.0%, 9/15/33	1,972
6,727	Government National Mortgage Association I, 5.5%, 3/15/33	7,483
8,405	Government National Mortgage Association I, 5.5%, 7/15/33	9,771
21,263	Government National Mortgage Association I, 5.5%, 8/15/33	24,720
10,137	Government National Mortgage Association I, 5.5%, 10/15/34	11,419
7,399	Government National Mortgage Association I, 6.0%, 4/15/28	8,438
6,075	Government National Mortgage Association I, 6.0%, 2/15/29	6,802
7,295	Government National Mortgage Association I, 6.0%, 9/15/32	8,376
1,368	Government National Mortgage Association I, 6.0%, 10/15/32	1,522
2,981	Government National Mortgage Association I, 6.0%, 10/15/32	3,320
10,066	Government National Mortgage Association I, 6.0%, 11/15/32	11,779
14,507	Government National Mortgage Association I, 6.0%, 11/15/32	16,202
4,893	Government National Mortgage Association I, 6.0%, 1/15/33	5,837
10,654	Government National Mortgage Association I, 6.0%, 12/15/33	12,160
7,741	Government National Mortgage Association I, 6.0%, 8/15/34	9,246
8,051	Government National Mortgage Association I, 6.0%, 8/15/34	8,972
927	Government National Mortgage Association I, 6.5%, 3/15/26	1,024
3,002	Government National Mortgage Association I, 6.5%, 6/15/28	3,449
3,154	Government National Mortgage Association I, 6.5%, 6/15/28	3,486
361	Government National Mortgage Association I, 6.5%, 2/15/29	398
3,004	Government National Mortgage Association I, 6.5%, 5/15/29	3,494
8,560	Government National Mortgage Association I, 6.5%, 5/15/29	9,843
17,171	Government National Mortgage Association I, 6.5%, 7/15/31	18,975
3,054	Government National Mortgage Association I, 6.5%, 9/15/31	3,459
5,626	Government National Mortgage Association I, 6.5%, 10/15/31	6,217
1,644	Government National Mortgage Association I, 6.5%, 12/15/31	1,892
2,246	Government National Mortgage Association I, 6.5%, 12/15/31	2,482
340	Government National Mortgage Association I, 6.5%, 4/15/32	388
1,039	Government National Mortgage Association I, 6.5%, 4/15/32	1,188
829	Government National Mortgage Association I, 6.5%, 6/15/32	916
1,451	Government National Mortgage Association I, 6.5%, 6/15/32	1,640
3,088	Government National Mortgage Association I, 6.5%, 6/15/32	3,412
4,528	Government National Mortgage Association I, 6.5%, 7/15/32	5,168
13,981	Government National Mortgage Association I, 6.5%, 12/15/32	16,635
13,515	Government National Mortgage Association I, 7.0%, 7/15/26	14,079
1,169	Government National Mortgage Association I, 7.0%, 9/15/27	1,193
13,118	Government National Mortgage Association I, 7.0%, 2/15/28	13,708
3,747	Government National Mortgage Association I, 7.0%, 11/15/28	4,143
2,828	Government National Mortgage Association I, 7.0%, 1/15/29	3,199
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
3,575	Government National Mortgage Association I, 7.0%, 6/15/29	$3,907
606	Government National Mortgage Association I, 7.0%, 7/15/29	632
2,108	Government National Mortgage Association I, 7.0%, 7/15/29	2,372
598	Government National Mortgage Association I, 7.0%, 12/15/30	611
1,573	Government National Mortgage Association I, 7.0%, 2/15/31	1,610
2,055	Government National Mortgage Association I, 7.0%, 8/15/31	2,472
2,522	Government National Mortgage Association I, 7.0%, 5/15/32	2,532
160	Government National Mortgage Association I, 7.5%, 10/15/22	165
88	Government National Mortgage Association I, 7.5%, 6/15/23	89
19	Government National Mortgage Association I, 7.5%, 8/15/23	19
1,726	Government National Mortgage Association I, 7.5%, 10/15/29	1,798
7,099	Government National Mortgage Association II, 3.5%, 3/20/45	7,575
9,231	Government National Mortgage Association II, 3.5%, 4/20/45	10,136
15,768	Government National Mortgage Association II, 3.5%, 4/20/45	17,109
23,502	Government National Mortgage Association II, 3.5%, 4/20/45	25,873
87,461	Government National Mortgage Association II, 3.5%, 1/20/46	93,362
30,555	Government National Mortgage Association II, 3.5%, 3/20/46	33,934
168,430	Government National Mortgage Association II, 3.5%, 11/20/46	178,974
16,975	Government National Mortgage Association II, 4.0%, 8/20/39	18,681
20,044	Government National Mortgage Association II, 4.0%, 7/20/42	22,022
276,375	Government National Mortgage Association II, 4.0%, 7/20/44	300,925
27,103	Government National Mortgage Association II, 4.0%, 9/20/44	29,503
32,766	Government National Mortgage Association II, 4.0%, 3/20/46	35,310
100,352	Government National Mortgage Association II, 4.0%, 10/20/46	107,980
54,148	Government National Mortgage Association II, 4.0%, 2/20/48	59,962
63,269	Government National Mortgage Association II, 4.0%, 4/20/48	70,053
7,071	Government National Mortgage Association II, 4.5%, 9/20/41	7,852
45,567	Government National Mortgage Association II, 4.5%, 5/20/43	50,612
132,601	Government National Mortgage Association II, 4.5%, 1/20/44	147,338
99,421	Government National Mortgage Association II, 4.5%, 9/20/44	104,631
35,111	Government National Mortgage Association II, 4.5%, 10/20/44	39,005
71,739	Government National Mortgage Association II, 4.5%, 11/20/44	79,692
305,775	Government National Mortgage Association II, 4.5%, 2/20/48	331,125
8,337	Government National Mortgage Association II, 6.0%, 11/20/33	9,584
1,569	Government National Mortgage Association II, 6.5%, 8/20/28	1,796
2,449	Government National Mortgage Association II, 6.5%, 12/20/28	2,827
1,540	Government National Mortgage Association II, 6.5%, 9/20/31	1,810
1,758	Government National Mortgage Association II, 7.0%, 5/20/26	1,937
5,132	Government National Mortgage Association II, 7.0%, 2/20/29	5,897
758	Government National Mortgage Association II, 7.0%, 1/20/31	893
405	Government National Mortgage Association II, 7.5%, 8/20/27	468
128	Government National Mortgage Association II, 8.0%, 8/20/25	140
5,000,000(i)	U.S. Treasury Bill, 10/13/20	4,999,873
6,300,000(i)	U.S. Treasury Bill, 11/10/20	6,299,457
929,878	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	1,284,540
1,754,558	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	2,452,017
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $43,978,161)	$45,910,155
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.2%
	(Cost $176,015,389)	$183,198,389
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
	AFFILIATED ISSUER - 1.5%
	CLOSED-END FUND – 1.5% of Net Assets
321,413(j)	Pioneer ILS Interval Fund	$ —	$ —	$147,850	$2,822,003
	TOTAL CLOSED-END FUND
	(Cost $3,263,545)				$2,822,003
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.5%
	(Cost $3,263,545)				$2,822,003
	OTHER ASSETS AND LIABILITIES - 0.3%				$ 610,006
	NET ASSETS - 100.0%				$186,630,398

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2020, the value of these securities amounted to $71,371,285, or 38.2% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2020.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2020.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2020.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Issued as preference shares.
(g)	Non-income producing security.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	13,414	1,370
Lorenz Re 2019	7/10/2019	8,368	2,487
Total Restricted Securities			3,857
% of Net assets			0.0%†

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
32	U.S. 2 Year Note (CBT)	12/31/20	$7,067,867	$7,070,750	$2,883
113	U.S. 5 Year Note (CBT)	12/31/20	14,229,164	14,241,531	12,367
25	U.S. Ultra Bond (CBT)	12/21/20	5,560,954	5,545,313	(15,641)
			$26,857,985	$26,857,594	$(391)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
66	U.S. 10 Year Note (CBT)	12/21/20	$9,200,368	$9,209,063	$(8,695)
67	U.S. 10 Year Ultra	12/21/20	10,731,260	10,714,766	16,494
10	U.S. Long Bond (CBT)	12/21/20	1,775,796	1,762,812	12,984
			$21,707,424	$21,686,641	$20,783
TOTAL FUTURES CONTRACTS			$5,150,561	$5,170,953	$20,392

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
3,358,000	Markit CDX North America High Yield Series 34	Receive	5.00%	6/20/25	$(15,391)	$190,645	$175,254
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$(15,391)	$190,645	$175,254
TOTAL SWAP CONTRACT					$(15,391)	$190,645	$175,254

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$9,706	$–	$–	$9,706
Convertible Preferred Stocks	2,193,620	–	–	2,193,620
Asset Backed Securities	–	20,532,463	–	20,532,463
Collateralized Mortgage Obligations	–	21,368,898	–	21,368,898
Commercial Mortgage-Backed Securities	–	11,640,304	–	11,640,304
Corporate Bonds	–	77,842,846	–	77,842,846
Foreign Government Bonds	–	1,179,276	–	1,179,276

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	$–	$–	$3,857	$3,857
Municipal Bonds	–	65,555	–	65,555
Senior Secured Floating Rate Loan Interests	–	2,451,709	–	2,451,709
U.S. Government and Agency Obligations	–	45,910,155	–	45,910,155
Affiliated Closed-End Fund	–	2,822,003	–	2,822,003
Total Investments in Securities	$2,203,326	$183,813,209	$3,857	$186,020,392
Other Financial Instruments
Net unrealized appreciation on futures contracts	$20,392	$–	$–	$20,392
Swap contracts, at value	–	175,254	–	175,254
Total Other Financial Instruments	$20,392	$175,254	$–	$195,646

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 12/31/19	$27,503
Realized gain (loss)	--
Change in unrealized appreciation	(1,138)
Accrued discounts/premiums	--
Purchases	--
Sales	(22,508)
Transfers in to Level 3*	--
Transfers out of Level 3*	–
Balance as of 9/30/20	$3,857

* Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2020:    $(1,138).